Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	JPY (millions) As of March 31
	2020	2021
Cash and deposits	¥188,640	¥335,027
Short-term investments	448,974	631,195
Total	¥637,614	¥966,222